Subsequent Events - Additional Information (Detail) ¥ in Millions, $ in Millions				1 Months Ended
	Jan. 08, 2021 USD ($)	Jan. 08, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Feb. 28, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 CNY (¥)
IQIYI 2026 Convertible Notes
Debt face amount | $							$ 800
JOYYs domestic videobased entertainment live streaming business [Member]
Total cash consideration					$ 3,300	¥ 21,532
Contingent cash consideration					$ 300			¥ 2,000
Provisional price allocation for consideration transferred | ¥			¥ 22,100
Provisional price allocation for intangible assets | ¥			6,800
Provisional price allocation for deferred tax liabilities | ¥			1,000
Provisional price allocation for provisional goodwill | ¥			¥ 16,200
Subsequent Event [Member] | Unsecured US Dollar Floating rate Term Loan [Member]
Credit facility maximum borrowing capacity | $				$ 1,500
Debt instrument term				5 years
Subsequent Event [Member] | Revolving Credit Facility [Member]
Credit facility maximum borrowing capacity | $				$ 1,500
Debt instrument term				5 years
Subsequent Event [Member] | IQIYI 2026 Convertible Notes
Debt face amount | $	$ 100
Net proceeds received from issuance of convertible notes	98	¥ 641
IQIYI Public Offering of ADSs [Member] | Subsequent Event [Member]
Proceeds from issuance of Class A ordinary shares	$ 78	¥ 510